SECURITIES AVAILABLE FOR SALE	6 Months Ended
Jun. 30, 2011
SECURITIES AVAILABLE FOR SALE
NOTE 5 – SECURITIES AVAILABLE FOR SALE

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
June 30, 2011
U. S. Treasury	$3,030	$20	$—	$3,050
Federal agencies	24,523	215	(18)	24,720
State and municipal	21,607	271	(468)	21,410
Corporate obligations	1,775	41	—	1,816
Mortgage–backed securities and collateralized mortgage obligations	1,328	89	—	1,417
Marketable equity securities	16	1	(3)	14

Total investment securities	$52,279	$637	$(489)	$52,427

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2010
U. S. Treasury	$3,564	$14	$—	$3,578
Federal agencies	25,693	174	(322)	25,545
State and municipal	18,087	275	(394)	17,968
Corporate obligations	1,807	24	—	1,831
Mortgage–backed securities and collateralized mortgage obligations	1,717	96	—	1,813
Marketable equity securities	15	2	(3)	14

Total investment securities	$50,833	$585	$(719)	$50,749

As of June 30, 2011 and December 31, 2010, the Company had approximately $16.2 million and $16.1 million respectively, invested in bonds issued by municipalities located within LaSalle County, Illinois.

Securities with an approximate carrying value of $45.2 million and $42.6 million were pledged at June 30, 2011 and December 31, 2010, respectively, to secure trust and public deposits, and for other purposes as required or permitted by law.

The amortized cost and fair value of contractual maturities of securities available for sale at June 30, 2011 were as follows. Securities not due at a single maturity date, primarily mortgage–backed and equity securities, are shown separately.

	Amortized	Fair
	Cost	Value

Within one year	$21,952	$22,034
One to five years	22,607	22,807
Five to ten years	3,336	3,386
After ten years	3,040	2,769
	50,935	50,996
Mortgage–backed securities and collateralized mortgage obligations	1,328	1,417
Marketable equity securities	16	14

Totals	$52,279	$52,427

Information regarding realized gains and losses on sales of securities available for sale for the six month period ended June 30, 2011 and 2010 follows:

	2011	2010

Gross gains	$2	$78
Gross losses	(10)	—
Tax expense (benefit)	(2)	27

Certain investments in debt and marketable equity securities are reported in the financial statements at an amount less than their historical cost. Total fair value of these investments at June 30, 2011 and December 31, 2010 was $15.8 million and $20.5 million, respectively, which was approximately 30.1% and 40.4% of the Company’s available for sale investment portfolio at those dates. These declines primarily resulted from market interest rates being greater than the coupon rates on the individual bonds.

Based on evaluation of available evidence, including recent changes in market interest rates, management believes the declines in fair value for these securities are temporary. Should the impairment of any of these securities become other-than-temporary, the cost basis of the investment will be reduced and the resulting loss recognized in net income in the period the other–than–temporary impairment is identified.

The following table shows our investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Less than 12 Months		12 Months or More		Total
Description of	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Securities	Value	Losses	Value	Losses	Value	Losses

June 30, 2011
Federal agencies	$4,299	$(18)	$—	$—	$4,299	$(18)
State and municipal	11,288	(465)	199	(3)	11,487	(468)
Marketable equity securities	3	(3)	—	—	3	(3)

Total temporarily impaired securities	$15,590	$(486)	$199	$(3)	$15,789	$(489)

December 31, 2010
Federal agencies	$14,189	$(322)	$—	$—	$14,189	$(322)
State and municipal	6,018	$(389)	299	$(5)	6,317	$(394)
Marketable equity securities	2	(3)	—	—	2	(3)

Total temporarily impaired securities	$20,209	$(714)	$299	$(5)	$20,508	$(719)